Exhibit 99.2

Ford Credit Auto Lease Trust 2018-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2019

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2019, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2019, leases with a total base residual value of $11,213,356.30 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2019. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2019
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2019-	June	$1,035,611,089.39
	July	$1,007,663,259.59	$18,989,929.95	6.42%	$16,258,379.30	1.91%
	August	$989,852,977.38	$18,849,590.66	6.37%	$6,141,891.45	0.72%
	September	$968,901,794.21	$18,630,944.92	6.29%	$9,374,515.05	1.10%
	October	$944,619,326.18	$18,330,436.81	6.19%	$12,857,004.90	1.51%
	November	$915,983,097.05	$17,933,292.90	6.06%	$17,434,829.87	2.05%
	December	$884,015,889.52	$17,462,248.43	5.90%	$21,032,796.43	2.47%
2020-	January	$850,974,224.03	$16,951,356.76	5.73%	$22,390,354.10	2.63%
	February	$807,386,060.87	$16,214,852.30	5.48%	$33,437,902.25	3.93%
	March	$764,447,265.53	$15,509,755.39	5.24%	$33,182,996.13	3.90%
	April	$723,743,254.39	$14,842,299.99	5.01%	$31,309,688.56	3.68%
	May	$678,183,193.92	$14,057,006.32	4.75%	$36,660,953.05	4.31%
	June	$636,180,732.13	$13,332,021.71	4.50%	$33,503,406.20	3.94%
	July	$599,761,132.33	$12,680,766.71	4.28%	$28,272,515.50	3.33%
	August	$566,592,729.53	$12,091,814.70	4.08%	$25,350,739.35	2.98%
	September	$528,427,820.30	$11,363,304.68	3.84%	$30,839,414.35	3.63%
	October	$489,543,473.49	$10,592,031.64	3.58%	$32,058,174.35	3.77%
	November	$447,970,928.33	$9,737,839.46	3.29%	$35,323,458.85	4.15%
	December	$400,823,340.72	$8,766,589.62	2.96%	$41,573,509.80	4.89%
2021-	January	$363,865,926.15	$8,021,842.53	2.71%	$31,792,142.35	3.74%
	February	$313,863,555.51	$6,993,375.63	2.36%	$45,602,223.15	5.36%
	March	$257,404,290.23	$5,816,341.60	1.96%	$52,879,778.35	6.22%
	April	$192,243,980.66	$4,428,327.48	1.50%	$62,566,532.56	7.36%
	May	$108,975,420.01	$2,595,123.57	0.88%	$82,043,648.22	9.65%
	June	$36,276,672.31	$953,949.50	0.32%	$72,521,651.30	8.53%
	July	$21,202,081.02	$575,500.20	0.19%	$14,757,812.45	1.74%
	August	$8,987,984.63	$250,257.00	0.08%	$12,115,137.60	1.42%
	September	$379,230.00	$11,275.66	0.00%	$8,661,677.50	1.02%
	October	$225,156.30	$6,919.12	0.00%	$149,963.00	0.02%
	November	$219,944.47	$6,919.12	0.00%	$0.00	0.00%
	December	$175,565.87	$6,338.44	0.00%	$39,707.00	0.00%
2022-	January	$142,935.31	$5,436.88	0.00%	$28,541.00	0.00%
	February	$101,129.40	$3,539.35	0.00%	$39,378.00	0.00%
	March	$51,536.46	$1,924.47	0.00%	$48,389.00	0.01%
	April	$38,571.21	$1,422.45	0.00%	$11,910.00	0.00%
	May	$15,814.32	$517.71	0.00%	$22,514.00	0.00%
	June	$0.00	$0.00	0.00%	$15,927.00	0.00%

Total			296,015,093.66	100.00%	850,299,461.97	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,146,314,555.63

Ford Credit Auto Lease Trust 2018-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
APRIL 2019	Car	158	72.15%	$915	2.88%	6.96%
	CUV	214	61.85%	$1,542	4.03%	8.41%
	SUV	6	75.00%	$3,272	4.76%	10.03%
	Truck	48	54.55%	$2,907	5.41%	9.65%
	Total/Average	426	64.45%	$1,488	3.91%	8.29%

MAY 2019	Car	170	64.89%	$1,332	4.07%	9.95%
	CUV	275	64.10%	$1,738	4.66%	9.71%
	SUV	8	72.73%	$4,591	6.58%	14.11%
	Truck	45	60.00%	$2,651	5.19%	9.25%
	Total/Average	498	64.09%	$1,728	4.60%	9.84%

JUNE 2019	Car	172	63.24%	$1,358	4.22%	10.21%
	CUV	252	64.78%	$1,666	4.37%	9.04%
	SUV	7	53.85%	$2,743	4.10%	8.89%
	Truck	59	62.11%	$2,718	5.29%	9.67%
	Total/Average	490	63.72%	$1,700	4.47%	9.46%